Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings
Schedule of borrowings

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
At amortized cost
Short-term commercial bank loans (i)	308,311	176,957	62,872
Short-term borrowings	308,311	176,957	62,872
2013 USD loan (SMIC Shanghai) (ii)	10,760	10,760	10,760
2015 USD loan (SMIC Shanghai)	—	39,641	52,854
2015 CDB USD loan (SJ Jiangyin)	—	2,000	20,000
2015 CDB RMB loan I (SMIC Shanghai) (iii)	153,041	144,155	154,095
2015 CDB RMB loan II (SMIC Shanghai) (iv)	72,694	68,473	73,195
2015 CDB RMB loan (SMIC Beijing) (v)	29,231	28,110	30,048
2016 CDB RMB loan (SMIC Beijing) (vi)	223,440	210,466	—
2017 CDB RMB loan (SMIC Shenzhen) (vii)	185,792	—	—
2015 EXIM RMB loan (SMIC Shanghai) (viii)	76,520	72,077	73,966
2017 EXIM RMB loan (SMIC Shanghai) (ix)	153,041	—	—
2014 EXIM RMB loan (SMIC Beijing)	—	—	36,983
2016 EXIM RMB loan I (SMIC Beijing) (x)	36,730	34,597	—
2016 EXIM RMB loan II (SMIC Beijing) (xi)	61,216	57,662	—
2017 EXIM RMB loan (SMIC Beijing) (xii)	76,520	—	—
2016 EXIM RMB loan (SMIC) (xiii)	76,520	72,077	—
2017 EXIM RMB loan (SMIC Tianjin) (xiv)	76,520	—	—
2017 EXIM USD loan (SMIC Tianjin) (xv)	25,000	—	—
2017 EXIM RMB loan (SMIC Shenzhen) (xvi)	76,520	—	—
2015 RMB entrust loan (SJ Jiangyin)	—	—	14,331
2014 Cassa Depositie Prestiti loan (LFoundry) (xvii)	25,871	26,026	—
2014 MPS capital service loan (LFoundry) (xviii)	5,132	4,578	—
2014 Citizen Finetech Miyota loan (LFoundry) (xix)	3,502	3,926	—
2017 Banca del Mezzogiorno loan (LFoundry) (xx)	1,529	—	—
Finance lease payables (xxi)	6,252	7,057	—
Loans from non-controlling interests shareholders (xxii)	12,750	1,627	—
Others (xxiii)	487,655	482,579	—
Long-term borrowings	1,876,236	1,265,811	466,232
	2,184,547	1,442,768	529,104
Current
Short-term borrowings	308,311	176,957	62,872
Current maturities of long-term borrowings	132,297	32,217	50,196
	440,608	209,174	113,068
Non-current
Non-current maturities of long-term debt	1,743,939	1,233,594	416,036
	2,184,547	1,442,768	529,104
Borrowing by repayment schedule:
Within 1 year	440,608	209,174	113,068
Within 1–2 years	399,301	171,900	15,830
Within 2–5 years	877,315	698,070	172,916
Over 5 years	467,323	363,624	227,290
	2,184,547	1,442,768	529,104

Summary of borrowing arrangements

(i)

As of December 31, 2017, the Group had 34 short-term credit agreements that provided total credit facilities up to US$2,118.5 million on a revolving credit basis. As of December 31, 2017, the Group had drawn down US$308.3 million under these credit  agreements. The outstanding borrowings under these credit agreements are unsecured. The interest rate on this loan facility ranged from 0.98% to 3.48% in 2017.

(ii)

In August 2013, SMIS entered into a loan facility in the aggregate principal amount of US$470.0 million with a syndicate of financial institutions based in the PRC. This seven-year bank facility was used to finance the planned expansion for SMIS’ 300mm fab. The facility is secured by the manufacturing equipment located in the SMIS’ 300mm fab. As of December 31, 2017, SMIS had drawn down US$260.0 million and repaid US$249.2 million on this loan facility. The outstanding balance of US$10.8 million is repayable in advance from February 2018 to August 2018. The interest rate on this loan facility ranged from 5.03% to 5.71%from in 2017. SMIS was in compliance with the related financial covenants as of December 31, 2017.

(iii)

In December 2015, SMIS entered into a loan facility in the aggregate principal amount of RMB1,000.0 million with China Development Bank, which is guaranteed by SMIC. This fifteen-year bank facility was used for new SMIS’ 300mm fab. As of December 31, 2017, SMIS had drawn down RMB1,000 million (approximately US$153.0 million) on this loan facility. The outstanding balance is repayable from November 2021 to November 2030. The interest rate on this loan facility was 1.20% in 2017.

(iv)

In December 2015, SMIS entered into a loan facility in the aggregate principal amount of RMB475.0 million with China Development Bank, which is guaranteed by SMIC. This ten-year bank facility was used to expand the capacity of SMIS’ 300mm fab. As of December 31, 2017, SMIS had drawn down RMB475.0 million (approximately US$72.7 million) on this loan facility. The outstanding balance is repayable from December 2018 to December 2025. The interest rate on this loan facility was 1.20% in 2017.

(v)

In December 2015, SMIB entered into an RMB loan, a fifteen-year working capital loan facility in the principal amount of RMB195.0 million with China Development Bank, which is unsecured. As of December 31, 2017, SMIB had drawn down RMB195.0 million on this loan facility. The outstanding balance of RMB191.0 million (approximately US$29.2 million) is repayable from June 2018 to December 2030. The interest rate on this loan facility was 1.20% in 2017.

(vi)

In May 2016, SMIB entered into the RMB loan, a fifteen-year working capital loan facility in the principal amount of RMB1,460.0 million with China Development Bank, which is guaranteed by SMIC. As of December 31, 2017, SMIB had drawn down RMB1,460.0 million (approximately US$223.4 million) on this loan facility. The principal amount is repayable from May 2018 to May 2031. The interest rate on this loan facility was 1.20% in 2017.

(vii)

In December 2017, SMIZ entered into a loan facility in the aggregate principal amount of RMB5,400.0 million with China Development Bank, which is unsecured. This seven-year bank facility was used to finance the planned expansion for SMIZ’s 300mm fab. As of December 31, 2017, SMIZ had drawn down RMB1,214.0 million (approximately US$185.8 million) on this loan facility. The outstanding balance is repayable from December 2024. The interest rate on this loan facility was 4.46% per annum in 2017.

(viii)

In December 2015, SMIS entered into a loan facility in the aggregate principal amount of RMB500.0 million with The Export-Import Bank of China, which is unsecured. This three-year bank facility was used for working capital purposes. As of December 31, 2017, SMIS had drawn down RMB500.0 million (approximately US$76.5 million) on this loan facility. The outstanding balance is repayable in December 2018. The interest rate on this loan facility was 2.65% in 2017.

(ix)

In March 2017, SMIS entered into a loan facility in the aggregate principal amount of RMB1,000.0 million with The Export-Import Bank of China, which is unsecured. This two-year bank facility as used for working capital purposes. As of December 31, 2017, SMIS had drawn down RMB1,000.0 million (approximately US$153.0 million) on this loan facility. The outstanding balance is repayable in March and April 2019. The interest rate on this loan facility is 2.65% per annum in 2017.

(x)

In December 2016, SMIB entered into the RMB loan, a two-year working capital loan facility in the principal amount of RMB240.0 million with The Export-Import Bank of China, which is unsecured. This two-year bank facility was used for working capital purposes. As of December 31, 2017, SMIB had drawn down RMB240.0 million (approximately US$36.7 million) on this loan facility. The principal amount is repayable in December 2018. The interest rate on this loan facility was 2.65% in 2017.

(xi)

In January 2016, SMIB entered into the RMB loan, a three-year working capital loan facility in the principal amount of RMB400.0 million with The Export-Import Bank of China, which is unsecured. This three-year bank facility was used for working capital purposes. As of December 31, 2017, SMIB had drawn down RMB400.0 million (approximately US$61.2 million) on this loan facility. The principal amount is repayable in January 2019. The interest rate on this loan facility was 2.65% in 2017.

(xii)

In September 2017, SMIB entered into the new RMB loan in the aggregate principal amount of RMB500.0 million with The Export-Import Bank of China, which is unsecured. This five-year bank facility was used for SMIB’s 300mm fab. As of December 31, 2017, SMIB had drawn down RMB500.0 million (approximately US$76.5 million) on this loan facility. The outstanding balance is repayable from September 2018 to September 2022. The interest rate on this loan facility was 2.92% per annum in 2017.

(xiii)

In May 2016, SMIC entered into a loan facility in the aggregate principal amount of RMB500.0 million with The Export-Import Bank of China, which is unsecured. This three-year bank facility was used for working capital purposes. As of December 31, 2017, SMIC had drawn down RMB500.0 million (approximately US$76.5 million) on this loan facility. The outstanding balance is repayable in May 2019. The interest rate on this loan facility was 2.75% to 3.05% in 2017.

(xiv)

In February 2017, SMIT entered into the new RMB loan, a three-year working capital loan facility in the principal amount of RMB500.0 million with The Export-Import Bank of China, which is unsecured. This three-year bank facility was used for working capital purposes. As of December 31, 2017, SMIT had drawn down RMB500.0 million (approximately US$76.5 million) on this loan facility. The outstanding balance is repayable  in February 2020. The interest rate on this loan facility was 4.04% per annum in 2017.

(xv)

In August 2017, SMIT entered into the new RMB loan in the aggregate principal amount of US$25.0 million with The Export-Import Bank of China, which is unsecured. This five-year bank facility was used for SMIT’s 200mm fab. As of December 31, 2017, SMIT had drawn down US$25.0 million on this loan facility. The outstanding balance is repayable in August 2022. The interest rate on this loan facility was 2.65% per annum in 2017.

(xvi)

In December 2017, SMIZ entered into a USD loan facility in the aggregate principal amount of RMB500.0 million with The Export-Import Bank of China, which is unsecured. This five-year bank facility was used to finance the planned expansion for SMIZ’s 300mm fab. As of December 31, 2017, SMIZ had drawn down RMB500.0 million (approximately US$76.5 million) on this loan facility. The outstanding balance is repayable from March 2018 to September 2022. The interest rate on this loan facility ranged from 3.40% in 2017.

(xvii)

In January 2014, LFoundry entered into a loan facility in the aggregate principal amount of EUR35.8 million with Cassa Depositie Prestiti.This ten-year bank facility was in relation to the admission of LFoundry to the benefits of the technology innovation fund. The facility is secured by bank deposits of EUR14.3 million and the manufacturing equipment located in LFoundry’s 200mm fab. As of December 31, 2017, LFoundry had drawn down EUR35.8 million and repaid EUR11.8 million on this loan facility. The outstanding balance of EUR24.4 million (its present value is EUR21.5 million, approximately US$25.9 million) including principal amount of EUR24.0 million and interest cash flow of EUR0.4 million is repayable from December 2017 to December 2023. The interest rate on this loan facility was 0.5% per annum in 2017.

(xviii)

In January 2014, LFoundry entered into a loan facility in the aggregate principal amount of EUR4.0 million with MPS Capital Service. This ten-year bank facility was in relation to the admission of LFoundry to the benefits of the technology innovation fund. The facility is secured by bank deposits of EUR1.6 million and the manufacturing equipment located in LFoundry’s 200mm fab. As of December 31, 2017, LFoundry had drawn down EUR4.0 million on this loan facility. The outstanding balance of EUR4.8 million (its present value is EUR4.2 million, approximately US$5.1 million) including principal amount of EUR4.0 million and interest cash flow of EUR0.8 million is repayable from June 2020 to December 2023. The interest rate on this loan facility was approximately 6% per annum in 2017.

(xix)

In June 2014, LFoundry entered into a loan facility in the aggregate principal amount of JPY480.0 million with Citizen Finetech Miyota Co.Ltd. This five-year facility was used to finance the planned expansion of LFoundry’s 200mm fab. The facility is secured by the manufacturing equipment located in LFoundry’s 200mm fab. As of December 31, 2017, LFoundry had drawn down JPY480.0 million and repaid JPY58.0 million on this loan facility. The outstanding balance of JPY439.0 million (its present value is JPY406.0 million, approximately US$3.5 million) including principal amount of JPY422.0 million and interest cash flow of JPY17.0 million is repayable from December 2017 to December 2019. The interest rate on this loan facility was 4.04% in 2017.

(xx)

In June 2017, LFoundry entered into a loan facility in the aggregate principal amount of EUR1.2 million with Banca del Mezzogiorno, which is unsecured. This nine- year bank facility was in relation to the admission of LFoundry to the benefits of the European Project called Horizon. As of December 31, 2017, LFoundry had drawn down EUR1.2 million (approximately US$1.5 million) on this loan facility. The principal amount is repayable from December 2018 to June 2026. The interest rate on this loan facility ranged from 0.8% per annum in 2017.

(xxi)

In 2016, a leasing contract entered into by the Group with one of its suppliers for the construction and installation of gas generation equipment. This transaction was accounted for a finance leasing with remaining lease term of 5 years. As at December 31, 2017, the total net future finance lease payables  were US$6.3 million.

As of December 31, 2017, the total future minimum lease payments under finance leases and their present values (effective interest rate was 3.68%) were as follows:

	Minimum
	lease	Present
	payments	value
	USD’000	USD’000
Amounts payable:
Within one year	1,742	1,564
In the second year	1,742	1,601
In the third to fifth years	3,193	3,087
Total minimum finance lease payments	6,677	6,252
Less: future finance cost charges	(425)
Total net finance lease payables	6,252
Less: current portion of finance lease payables	(1,564)
Non-current portion of finance lease payables	4,688

(xxii)

In 2016, LFoundry entered into a loan facility in the aggregate principal amount of EUR15.0 million from non-controlling interests shareholders of LFoundry. This seven-year facility was in relation to the construction of the new co-generation. LFoundry had drawn down EUR10.6 million on this loan facility. The outstanding balance of EUR10.6 million (approximately US$12.7 million)  is  repayable  from September 2018 to December 2023. The interest rate on this loan facility was 3.5% in 2017.

(xxiii)

Other borrowings represented US$487.7 million (December 31, 2016: US$482.6 million and December 31, 2015: nil) of borrowings under three arrangements entered into by the Group with third-party companies in the form of a sale and leaseback transaction with a repurchase option. A batch of production equipment of the Group was sold and leased back under the financing arrangements. As the repurchase prices are set at below US$1.0 which are minimal compared to the expected fair value and the Group is certain that it will exercise the repurchase options, the above arrangements have been accounted for as collateralized borrowings of the Group.

Summary of the total future minimum lease payments under finance leases and their present values

	Minimum
	lease	Present
	payments	value
	USD’000	USD’000
Amounts payable:
Within one year	1,742	1,564
In the second year	1,742	1,601
In the third to fifth years	3,193	3,087
Total minimum finance lease payments	6,677	6,252
Less: future finance cost charges	(425)
Total net finance lease payables	6,252
Less: current portion of finance lease payables	(1,564)
Non-current portion of finance lease payables	4,688